CRVNA 2021-N1 Servicer Report Distribution Date: 10/10/2024 Collection Period: 9/1/2024 Through 9/30/2024 Accrual Period: 9/10/2024 Through 10/9/2024 Principal Balance Rollforward of Receivables and Additional Collection Activity Unit Principal Principal Reconciliation Reconciliation (1) Beginning Pool Balance (1) 8,161 84,693,914.18 (2) Collateral Pledged (Subsequent Receivables Acquired in Collection Period) (2) 0 0.00 (3) Collateral Takeout & Unwinds (3) 0 0.00 (4) Principal Collections (4) (5) Total collections allocable to principal & Units Paid in Full (5) 77 2,346,896.44 (6) Purchased Receivables & receivables purchased pursuant to section 6.1 (6) 0 0.00 (7) Charged-Off Losses (Gross) (7) (8) Charged-off Losses (system current period) (8) 112 1,222,681.30 (9) Ending Pool Balance (9) 7,972 81,124,336.44 Interest, Fees and Recoveries (10) Collections allocable to interest (10) 1,262,699.83 (11) Collections from Recoveries (prior charge-offs) (11) 438,144.44 (12) All other amounts and fees received and not allocable to principal (12) 25,425.72 (13) Total non-Principal Collections (13) 1,726,269.99 (14) Original Pool Balance as of Cutoff Date (14) 400,000,003.21 (15) The Pool Factor as of the close of business on the last day set forth above {(9)/(14)} (15) 20.28% Overcollateralization & Principal Calculations (16) Overcollateralization in Dollars (16) 6,000,000.05 (17) Overcollateralization Target Amount (Greater of {4% * (9)} or {1.5% * (14)} (17) 6,000,000.05 (18) Beginning of Period AAA through B Note Balance {sum of (24:29)} (18) 78,693,914.13 (19) Ending Collateral Balance {(9)} (19) 81,124,336.44 (20) OC Target Amount {(17)} (20) 6,000,000.05 (21) Required ProForma Note Balance (21) 75,124,336.39 (22) Excess (22) 3,569,577.74 (23) Total amount allocated to principal (23) 3,569,577.74 Class Orig Balance BOM Note Bal. Target Subordination % Target Subordination Amount Target Balance Senior Target Balance Principal Allocated EOM Note Bal. Note Factor (24) Class A 185,400,000.00 19,831,643.78 69.50% 56,381,413.83 18,742,922.57 0.00 1,088,721.21 18,742,922.57 10.11% (25) Class B 53,600,000.00 7,834,187.06 60.25% 48,877,412.71 7,504,001.12 18,742,922.57 330,185.94 7,504,001.12 14.00% (26) Class C 58,200,000.00 9,739,800.13 48.75% 39,548,114.01 9,329,298.69 26,246,923.69 410,501.44 9,329,298.69 16.03% (27) Class D 40,400,000.00 5,716,839.21 42.00% 34,072,221.30 5,475,892.71 35,576,222.38 240,946.50 5,475,892.71 13.55% (28) Class E 34,400,000.00 19,691,335.05 18.75% 15,210,813.08 18,861,408.22 41,052,115.09 829,926.82 18,861,408.22 54.83% (29) Class F 28,000,000.00 15,880,108.91 0.00% 0.00 15,210,813.08 59,913,523.31 669,295.83 15,210,813.08 54.32% Reserve Account Reconciliation (a) Reserve Account Rollforward (30) Specified Reserve Account Amount {(14) * 1.25%} (30) 5,000,000.00 (31) Aggregate Note Balance after all distributions {sum of (24:29)} (31) 75,124,336.39 (32) Specified Reserve Amount {Lesser of (30),(31)} (32) 5,000,000.00 (33) Beginning of Period Reserve Account Balance (33) 5,000,000.00 (34) Amount withdrawn from the Reserve Account (34) 0.00 (35) Amount deposited to the Reserve Account (35) 0.00 (36) Ending Reserve Account Balance (36) 5,000,000.00 Performance Data for the Collection Period Loss Data (a) Gross Losses (37) Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period (37) 73,622,530.18 (38) Gross Charged-Off Receivables losses occurring in current Collection Period {(8)} (38) 1,222,681.30 (39) Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period (39) 74,845,211.48 (b) Liquidation Proceeds (40) The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period (40) 30,313,976.23 (41) Gross Liquidation Proceeds occurring in the current Collection Period {(11)} (41) 438,144.44 (42) Less Net Liquidation Expenses incurred in the current Collection Period (42) (66,863.77) (43) The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period (43) 30,685,256.90 (c) Net Losses (44) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period (44) 43,308,553.95 (45) Net Charged-Off Receivables losses occurring in current Collection Period {(38)-(41)+(42)} (45) 851,400.63 (46) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period (46) 44,159,954.58 (d) Historical Net Loss Data Average Principal Balance Net Loss Amount Net Loss Percentage Net Losses in Third Preceding Collection Period 94,634,282 748,334 0.79% Net Losses in Second Preceding Collection Period 90,752,411 897,414 0.99% Net Losses in First Preceding Collection Period 86,725,493 1,044,537 1.20% Net Losses in Current Collection Period 82,909,125 851,401 1.03% Delinquency Data (a) The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period Current Collection Period 43 Delinquency Bucket No. of Receivables Principal Balance (47) (47) 31-60 895 10,340,216.29 (48) (48) 61-90 974 12,541,168.31 (49) (49) 91-120 194 2,227,956.36 (50) (50) Total Delinquencies 2,063 25,109,340.96 (51) Receivables greater than 60 days delinquent at end of Collection Period (51) 18.21% (52) Delinquency Trigger Rate (based on Current Collection Period) (52) 29.00% Statistical Data (e) Pool Statistics in the Collection Period Original Prev. Month Current (53) Weighted Average APR of the Receivables (53) 19.27% 19.25% 19.26% (54) Weighted Average Remaining Term of the Receivables (54) 70.00 31.18 30.28 (55) Weighted Average Original Term of the Receivables (55) 71.00 71.32 71.33 (56) Average Principal Balance (56) 17,859.53 10,377.88 10,176.16 (57) Net Losses in Period {(45)} (57) 0.00 1,044,536.91 851,400.63 (58) Aggregate Realized Losses {(46)} (58) 0.00 43,308,553.95 44,159,954.58 (59) Aggregate Realized Loss percentage {(58)/(14)} (59) 0.00% 10.83% 11.04% (60) Number of Receivables at End of Collection Period (60) 22,397 8,161 7,972 Extension Data (f) Collection Period Extension Data (61) Number of receivables extended in Collection Period (A) (61) 248 (62) Principal Balance of receivables extended in Collection Period (B) (62) 2,866,132.80 (63) Total number of receivables in Grantor Trust at beginning of Collection Period (C) (63) 8,161 (64) Pool Balance as of the beginning of the Collection Period (D) (64) 84,693,914.18 (65) Ratio of (A) over (C) (65) 3.04% (66) Ratio of (B) over (D) (66) 3.38% Amounts Deposited into the Collection Account

Available Principal (67) Collections allocable to principal {(5)} (67) 2,346,896.44 (68) Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)} (68) 438,144.44 (69) Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1) (69) 0.00 (70) Purchase Amount for Collateral Takeout & Unwinds (70) 0.00 (71) Total Collected Principal (71) 2,785,040.88 Collected Interest and Supplemental Servicing Fees (72) Collections allocable to interest {(10)} (72) 1,262,699.83 (73) Collections allocable to Supplemental Servicing Fees {(12)} (73) 25,425.72 (74) Total Collected Interest and Supplemental Servicing Fees (74) 1,288,125.55 (75) Excess amount withdrawn from Reserve Account {(34)} (75) 0.00 (76) Amount deposited to Collection Account (76) 4,073,166.43 Calculation of Interest Distributable Amount Class BOM Note Bal. Interest Carryover Note Interest Rates Days Days Basis Rate Calculated Interest (77) Class A 19,831,643.78 0 0.70% 30 8.33% 11,568.46 (78) Class B 7,834,187.06 0 1.09% 30 8.33% 7,116.05 (79) Class C 9,739,800.13 0 1.30% 30 8.33% 10,551.45 (80) Class D 5,716,839.21 0 1.50% 30 8.33% 7,146.05 (81) Class E 19,691,335.05 0 2.88% 30 8.33% 47,259.20 (82) Class F 15,880,108.91 0 4.55% 30 8.33% 60,212.08 Cash Distributions for Activity in Collection Period (Waterfall) Pursuant to Paid per Indent 2.7(b) Shortfall Change from Prior Period Total Deposited to Collection Account 4,073,166.43 0.00 -10.5% Supplemental Servicing Fees 13,475.72 0.00 -9.2% Unpaid Supplemental Servicing Fees from prior Distribution Date 0.00 0.00 0.0% Servicer Liquidation Reimbursements 78,813.77 0.00 32.6% Unpaid Servicer Liquidation Reimbursements from prior Distribution Date 0.00 0.00 0.0% Available Funds 3,980,876.94 0.00 -11.1% 1 Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 2.50% 176,445.65 0.00 -4.6% Servicing Fee Payable from Servicing Strip Amount 1.40% 98,809.57 0.00 -4.6% Servicing Strip Amount distributed to Class XS Notes 1.10% 77,636.09 0.00 -4.6% Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 0.00 0.00 0.0% 2 Indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Fees due to: Indenture Trustee 1,500.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 83.33 0.00 0.0% Regulatory Filing Fees 0.00 0.00 0.0% Collateral Custodian 1,191.59 0.00 7.9% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% 3 Backup Servicer Fee 2,750.00 0.00 0.0% 4 Class A Interest Distributable Amount 11,568.46 0.00 -5.9% 5 First Priority PDA 0.00 0.00 0.0% 6 Class B Interest Distributable Amount 7,116.05 0.00 -4.6% 7 Second Priority PDA 0.00 0.00 0.0% 8 Class C Interest Distributable Amount 10,551.45 0.00 -4.6% 9 Third Priority PDA 0.00 0.00 0.0% 10 Class D Interest Distributable Amount 7,146.05 0.00 -4.6% 11 Fourth Priority PDA 0.00 0.00 0.0% 12 Class E Interest Distributable Amount 47,259.20 0.00 -4.6% 13 Fifth Priority PDA 0.00 0.00 0.0% 14 Class F Interest Distributable Amount 60,212.08 0.00 -4.6% 15 Sixth Priority PDA 0.00 0.00 0.0% 16 Reserve Account (amount required to fund Reserve Account to required amount) 0.00 0.00 0.0% 17 Regular PDA (other than Class XS Notes) 3,569,577.74 0.00 -12.1% 18 Unpaid indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Unpaid Fees due to: Indenture Trustee 0.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 0.00 0.00 0.0% Collateral Custodian 0.00 0.00 0.0% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% Backup Servicer 0.00 0.00 0.0% 19 To holders of the certificates, any remaining amounts 85,475.33 0.00 19.6%